Restructuring Actions and Exit Activities	12 Months Ended
Dec. 31, 2017
Restructuring Actions and Exit Activities
Restructuring Actions and Exit Activities

NOTE 4.  Restructuring Actions and Exit Activities

2017 Restructuring Actions:

During the second quarter of 2017, management approved and committed to undertake certain restructuring actions primarily focused on portfolio and footprint optimization. These actions affected approximately 1,300 positions worldwide and resulted in a second quarter 2017 pre-tax charge of $99 million. Remaining activities related to restructuring are expected to be completed by the end of 2018.

Restructuring charges are summarized by business segment as follows:

Second Quarter 2017
(Millions)	Employee-Related
Industrial	$39
Safety and Graphics	9
Health Care	2
Electronics and Energy	7
Consumer	36
Corporate and Unallocated	6
Total Expense	$99

The preceding restructuring charges were recorded in the income statement as follows:

(Millions)	Second Quarter 2017
Cost of sales	$86
Selling, general and administrative expenses	5
Research, development and related expenses	8
Total	$99

Restructuring actions, including cash and non-cash impacts, follow:

(Millions)	Employee-Related
Expense incurred in the second quarter of 2017	$99
Cash payments	(8)
Adjustments	(3)
Accrued restructuring action balances as of December 31, 2017	$88

2017 Exit Activities:

During the first quarter of 2017, the Company recorded net pre-tax charges of $24 million related to exit activities. These charges related to employee reductions, primarily in Western Europe. During the fourth quarter of 2017, the Company recorded net pre-tax charges of $23 million related to exit activities. These charges related to employee reductions, primarily in the United States and Western Europe.

2015 Restructuring Actions:

During the fourth quarter of 2015, management approved and committed to undertake certain restructuring actions primarily focused on structural overhead, largely in the U.S. and slower-growing markets, with particular emphasis on Europe, Middle East, and Africa (EMEA) and Latin America. This impacted approximately 1,700 positions worldwide and resulted in a fourth-quarter 2015 pre-tax charge of $114 million.

Components of these restructuring charges are summarized by business segment as follows:

	2015
(Millions)	Employee-Related	Asset-Related	Total
Industrial	$30	$12	$42
Safety and Graphics	11	—	11
Health Care	9	—	9
Electronics and Energy	8	4	12
Consumer	3	—	3
Corporate and Unallocated	37	—	37
Total Expense	$98	$16	$114

The preceding restructuring charges were recorded in the income statement as follows:

(Millions)	2015
Cost of sales	40
Selling, general and administrative expenses	62
Research, development and related expenses	12
Total	$114

Components of these restructuring actions, including cash and non-cash impacts, follow:

(Millions)	Employee-Related	Asset-Related	Total
Expense incurred	$98	$16	$114
Non-cash changes	(8)	(16)	(24)
Cash payments	(27)	—	(27)
Accrued restructuring action balances as of December 31, 2015	$63	$—	$63
Cash payments	(57)	—	(57)
Accrued restructuring action balances as of December 31, 2016	$6	$—	$6
Cash payments	(6)	—	(6)
Accrued restructuring action balances as of December 31, 2017	$—	$—	$—

Non-cash changes include certain pension settlements and special termination benefits recorded in accrued defined benefit pension and postretirement benefits and accelerated deprecation resulting from the cessation of use of certain long-lived assets.